Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of accounts receivable- related party
	December 31, 2021	December 31, 2020
Accounts receivable- related party
- Global Deep Ocean	$5,660,857	$-

Schedule of accounts payable - related parties
Name of related party	December 31, 2021	December 31, 2020
Hong Long (1)	$-	$781,225
Global Deep Ocean	28,209	7,602,944
Fujian Jingfu Ocean Fishery Development Co., Ltd. (2)	-	1,327
Huna Lin (3)	4,932,091	1,581,212
	$4,960,300	$9,966,708

Schedule of due to related parties
	December 31, 2021	December 31, 2020
Accrued compensation for LiMing Yung, Chief Financial Officer	$15,000	$15,000
Accrued compensation for Xinrong Zhuo, Chief Executive Officer	3,354	3,354
Advance from Xinrong Zhuo, Chief Executive Officer	7,157,634	-
	$7,175,988	$18,354

Schedule of future minimum lease payments on office lease
Year Ending December 31:	Amount
2022	$13,000

Schedule of selling to related parties
	Year Ended December 31,
	2021	Percentage of revenue	2020	Percentage of revenue	2019	Percentage of revenue

Xiamen International Trade Honglong Industrial Co., Ltd.	$570,465	0.3%	$733,318	0.8%	$-	-%

Schedule of purchases from related parties
	Year Ended December 31,
	2021	2020	2019
Purchase of fuel, freight, fishing nets and other on-board consumables
Fuzhou Honglong Ocean Fishery Co., Ltd.	$17,986,745	$2,001,375	$5,021,348
Fujian Jingfu Marine Fishery Development Co., Ltd	2,297,533	-	-
Zhiyan Lin	-	2,950	4,068
Huna Lin	16,814,865	11,279,793	-
	37,099,143	13,284,118	5,025,416
Purchase of vessel maintenance service
Huna Lin	-	-	481,119
Zhiyan Lin	4,201	7,144	-
	4,201	7,144	481,119
Purchase of inventory
Xiamen International Trade Honglong Industrial Co., Ltd.	3,421,288
Global Deep Ocean	14,040,989	17,186,623	-
	17,462,277	17,186,623	-
Purchase of storage and transportation service
Fuzhou Honglong Ocean Fishery Co., Ltd.	-	-	114,230
Fujian Jingfu Ocean Fishery Development Co., Ltd.	-	707,153	-
	-	707,153	114,230